SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued interest	$ 144,440		$ 133,215		$ 106,563
Accrued operating expenses	748,443	[1]	296,156	[1]	469,823
Total	$ 892,883		$ 429,371		$ 576,386

[1]	Accrued operating expenses are mainly due to unbilled transactions from vendors related to the operations under the current Kruh Block Joint Operation Partnership with Pertamina, the Indonesian state-owned oil and gas company (“Pertamina”), which runs until May 2030 (the “KSO”).